Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	36
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$80,378,425.68	0.1710179	$63,377,513.67	0.1348458	$17,000,912.01
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$270,708,425.68	0.2042574	$253,707,513.67	0.1914297	$17,000,912.01

Weighted Avg. Coupon (WAC)	3.26%		3.27%
Weighted Avg. Remaining Maturity (WARM)	26.49		25.63
Pool Receivables Balance	$295,454,979.56		$278,078,631.88
Remaining Number of Receivables	36,462		35,647

Adjusted Pool Balance	$290,738,626.06		$273,737,714.05

III. COLLECTIONS

Principal:
Principal Collections	$16,894,235.62
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$344,171.28
Total Principal Collections	$17,238,406.90

Interest:
Interest Collections	$779,005.97
Late Fees & Other Charges	$44,870.46
Interest on Repurchase Principal	$-
Total Interest Collections	$823,876.43

Collection Account Interest	$7,848.34
Reserve Account Interest	$1,634.85
Servicer Advances	$-

Total Collections	$18,071,766.52

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Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	36
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$18,071,766.52
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,071,766.52

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$246,212.48	$-	$246,212.48	$246,212.48
	Collection Account Interest					$7,848.34
	Late Fees & Other Charges					$44,870.46
Total due to Servicer						$298,931.28

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$60,283.82		$60,283.82
	Class A-4 Notes		$122,713.00		$122,713.00

	Total Class A interest:		$182,996.82		$182,996.82	$182,996.82

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$17,430,840.42

9.	Regular Principal Distribution Amount:					$17,000,912.01

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$17,000,912.01
	Class A-4 Notes				$-
	Class A Notes Total:		$17,000,912.01		$17,000,912.01
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$17,000,912.01		$17,000,912.01

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					429,928.41

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,716,353.50
Beginning Period Amount	$4,716,353.50
Current Period Amortization	$375,435.67
Ending Period Required Amount	$4,340,917.83
Ending Period Amount	$4,340,917.83
Next Distribution Date Required Amount	$3,982,339.13

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Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	36
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		6.89%	7.32%	7.32%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.57%	35,138	97.84%	$272,060,932.90
30 - 60 Days	1.14%	408	1.71%	$4,750,389.30
61 - 90 Days	0.23%	83	0.37%	$1,038,483.97
91-120 Days	0.05%	18	0.08%	$228,825.71
121 + Days	0.00%	0	0.00%	$-
Total		35,647		$278,078,631.88

Delinquent Receivables 30+ Days Past Due
Current Period	1.43%	509	2.16%	$6,017,698.98
1st Preceding Collection Period	1.42%	519	2.18%	$6,441,466.21
2nd Preceding Collection Period	1.43%	537	2.14%	$6,769,536.23
3rd Preceding Collection Period	1.79%	687	2.72%	$9,095,094.24
Four-Month Average	1.52%		2.30%

Repossession in Current Period		28		$309,559.69
Repossession Inventory		79		$240,332.33

Current Charge-Offs
Gross Principal of Charge-Offs				$482,112.06
Recoveries				$(344,171.28)
Net Loss				$137,940.78

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.56%

Average Pool Balance for Current Period				$286,766,805.72

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.58%
1st Preceding Collection Period				1.18%
2nd Preceding Collection Period				0.25%
3rd Preceding Collection Period				0.55%
Four-Month Average				0.64%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		46	2,595	$39,736,353.42
Recoveries		49	2,326	$(22,260,692.57)
Net Loss				$17,475,660.85
Cumulative Net Loss as a % of Initial Pool Balance				1.28%

Net Loss for Receivables that have experienced a Net Loss *		38	2,162	$17,544,836.59
Average Net Loss for Receivables that have experienced a Net Loss				$8,115.10

Principal Balance of Extensions				$1,118,879.34
Number of Extensions				80

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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